Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 29, 2014	Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	SOLAR WIND ENERGY TOWER, INC.
Entity Central Index Key	0000095572
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 3,058,715
Entity Common Stock, Shares Outstanding		290,758,136
Document Fiscal Year Focus	2014